income taxes - Expense composition (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current income tax expense
For the current reporting period	$ 563	$ 474
Adjustments recognized in the current period for income taxes of prior periods	(30)	(99)
Total	533	375
Deferred income tax expense
Arising from the origination and reversal of temporary differences	25	3
Revaluation of deferred income tax liability to reflect future income tax rates		(6)
Adjustments recognized in the current period for income taxes of prior periods	22	79
Total	47	76
Income taxes	$ 580	$ 451